CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		112 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,662,979)	$ (2,569,745)	$ (3,428,105)	$ (954,118)	$ (14,559,318)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	18,453	20,580	40,804	41,093	249,990
Issuance of common stock for consulting	110,500				133,988
Expenses related to employee stock options	265,354	1,636,187	1,736,917	86,985	2,569,533
Amortization of debt discount		8,646	8,646	10,646	19,292
Non-cash fair value of stock options issued to non-employee for consulting	4,642				1,374,752
Non-cash fair value of warrants issued to non-employees	73,220				73,220
Loss on fixed asset dispositions	70,000	127,650		8,346	247,650
Gain on debt and accounts payable settlement			(124,889)		71,550
Loss on early extinguishment of debt	(133,142)		61,419		(1,616,159)
Expenses Paid by issuance of Preffered stock / Common stock					61,419
(Increase) decrease in:
Accounts receivable				50,000	50,000
Prepaid expenses	(63,773)	(57,770)	(34,526)	(5,974)	(114,064)
Increase (decrease) in:
Accounts payable	(114,336)	(436,361)	(318,211)	56,568	591,783
Accrued expenses	(18,482)	(298,431)	(222,051)	230,898	516,532
Net Cash Used by Operating Activities	(2,450,543)	(1,569,244)	(2,279,996)	(475,556)	(10,329,832)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for intangible assets		2,500	(22,500)		161,609
Net cash received in acquisition		69	69		69
Cash paid for purchase of property and equipment	38,435	9,732	(163,424)	(4,755)	410,478
Net Cash Used by Investing Activities	(38,435)	(12,163)	(185,855)	(4,755)	(572,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholder					1,400,000
Proceeds from issuance of short-term convertible notes		195,000	195,000	490,000	608,165
Advances from stockholders					679,500
Proceeds from sale of common stock - Class A, net		3,190,929	4,129,579		7,070,348
Proceeds from sale of common stock - Class B
Proceeds from sale of preferred stock, net		1,395,000	1,395,000		1,920,000
Net Cash Provided by Financing Activities		4,780,929	5,719,579	490,000	11,678,013
Net Increase (Decrease) in Cash and Cash Equivalents	(2,488,978)	3,199,522	3,253,728	9,689	776,163
Cash and Cash Equivalents, Beginning of Period	3,265,141	11,413	11,413	1,724
Cash and Cash Equivalents, End of Period	776,163	3,210,935	3,265,141	11,413	776,163
Supplemental Cash Flow Disclosures:
Interest expense paid in cash
Income tax paid
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock					288
Notes payable - stockholder - settled in common stock		835,000	735,000		2,135,000
Accrued interest - stockholder - settled in common stock		41,180	78,680		188,569
Preferred stock dividend	(124,137)	(898,863)	(977,388)		(1,101,527)
Advances from stockholders settled in common stock					679,500
Accounts payable settled in common stock			367,600		471,472
Accounts payable settled in common stock options					30,500
Accrued expenses settled in common stock options					3,000
Decrease in accounts payable related to fixed asset disposition					133,314
Decrease in debt and accounts payable related to settlement	133,142	113,406	124,889		1,616,159
Decrease in accrued expenses related to settlement					3,000
Increase in accounts receivable related to common stock issuance					50,000
Warrants issued with convertible notes payable			$ 7,474